PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Value added tax recoverable	$1,090,079	$888,439
Prepayments to suppliers	281,154	178,340
Deposits	60,573	8,418
Deposit of pledged long-term loan payable(i)	95,900
Advance to a third parties(ii)	-	31,240
Staff advance	13,972	3,504
Others	18,441	4,533
	$1,560,119	$1,114,474

(i)	On June 16, 2023, the Company entered into a two-year pledged long-term loan payable of RMB7.0 million ($958,996) with 10% security deposit of RMB0.7 million ($95,900).
(ii)	Advance to a third party receivable on demand and for the purpose of making payments to overseas professional fees on behalf of the Company.